Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Impairment loss	$ 38,265,294
Methods of amortization of acquired intangible assets	Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.
Sales tax	68,126,870	49,881,754	34,867,970
Advertising expenses	753,650	718,877	559,612
When such positions are more likely than not of being sustained upon examination	50.00%
Share-based compensation	61,801,912	45,591,618	66,503,134
Unrestricted government subsidies	19,937,901	15,797,209	14,024,545
Unrestricted government subsidies that recognized in other operating income	19,937,901	14,706,120	11,122,063
Unrestricted government subsidies that recognized in net income/(loss) from discontinued operations, net of tax		$ 1,091,089	$ 2,902,482
Minimum
Significant Accounting Policies [Line Items]
Expected useful lives of intangible assets	1 year
Maximum
Significant Accounting Policies [Line Items]
Cash equivalents original maturity period	3 months
Ownership interest accounted for by cost method of accounting and recorded at fair value	20.00%
Expected useful lives of intangible assets	10 years
Held-to-maturity Securities | Maximum
Significant Accounting Policies [Line Items]
Short term investments maturity period	1 year